Accounts Payable	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable

Note 7—Accounts Payable

Accounts payable included the following (in thousands):

	As of December 31,
	2015	2016
Accounts payable–media and data	$105,085	$307,018
Accounts payable–other	3,376	14,145

Total	$108,461	$321,163